LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT
LONG-TERM DEBT

14.LONG-TERM DEBT

	As at	As at
	December 31,	December 31,
	2023	2022
Old Credit Facility(i)(ii)	$(2,323)	$(3,115)
Term Loan Facility(i)(iii)	599,333	—
2020 Notes(i)(iii)	198,945	198,798
2018 Notes(i)(iii)	348,657	348,487
2017 Notes(i)(iii)	299,103	298,886
2016 Notes(i)(iii)	249,530	349,316
2015 Note(i)(iii)	49,886	49,821
2012 Notes(i)(iii)	99,955	99,877
Total debt	$1,843,086	$1,342,070
Less: current portion	100,000	100,000
Total long-term debt	$1,743,086	$1,242,070

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	There were no amounts outstanding under the Old Credit Facility (as defined below) as at December 31, 2023 and December 31, 2022. The December 31, 2023 and December 31, 2022 balances relate to deferred financing costs which are being amortized on a straight-line basis until the maturity date of December 22, 2026 (2022 — December 22, 2026).
(iii)	The Term Loan Facility, 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note and 2012 Notes are defined below.

14.LONG-TERM DEBT (Continued)

Scheduled Debt Principal Repayments

	2024	2025	2026	2027	2028	Thereafter	Total
Term Loan Facility	$—	$600,000	$—	$—	$—	$—	$600,000
2020 Notes	—	—	—	—	—	200,000	200,000
2018 Notes	—	—	—	—	45,000	305,000	350,000
2017 Notes	—	40,000	—	100,000	—	160,000	300,000
2016 Notes	—	—	200,000	—	50,000	—	250,000
2015 Note	—	50,000	—	—	—	—	50,000
2012 Notes	100,000	—	—	—	—	—	100,000
Total	$100,000	$690,000	$200,000	$100,000	$95,000	$665,000	$1,850,000

Old Credit Facility

On December 22, 2021, the Company amended its $1.2 billion unsecured revolving bank credit facility (the ”Old Credit Facility”) to, among other things, extend the maturity date from June 22, 2023 to December 22, 2026 and amend pricing terms. The amendment also increased the amount of the uncommitted accordion facility available to the Company from $300 million to $600 million. On June 30, 2023, the Company further amended the Old Credit Facility to update the benchmark rate from LIBOR to the Secured Overnight Financing Rate (“SOFR”) and Canadian Overnight Repo Rate Average (“CORRA”).

As at December 31, 2023 and December 31, 2022, no amounts were outstanding under the Old Credit Facility. As at December 31, 2023, $1,198.9 million was available for future drawdown under the Old Credit Facility (December 31, 2022 - $1,199.1 million). Availability under the Old Credit Facility was reduced by outstanding letters of credit which were $1.1 million as at December 31, 2023 (December 31, 2022 – $0.9 million). During the year ended December 31, 2023, Old Credit Facility drawdowns totaled $1,300.0 million and repayments totaled $1,300.0 million. During the year ended December 31, 2022, Old Credit Facility drawdowns totaled $100.0 million and repayments totaled $100.0 million.

The Old Credit Facility was available in multiple currencies through prime rate and base rate advances, priced at the applicable rate plus a margin that ranged from 0.00% to 1.00%, through SOFR and CORRA advances, bankers’ acceptances and financial letters of credit, priced at the applicable rate plus a margin that ranges from 1.00% to 2.00% and through performance letters of credit, priced at the applicable rate plus a margin that ranged from 0.60% to 1.20%. The lenders under the Old Credit Facility were each paid a standby fee at a rate that ranged from 0.09% to 0.25% of the undrawn portion of the facility. In each case, the applicable margin or standby fees vary depended on the Company’s credit rating.

On February 12, 2024, the Company entered into the New Credit Facility (as defined below) and terminated the Old Credit Facility (Note 29).

Term Loan Facility

On April 20, 2023, the Company entered into a credit agreement with two financial institutions that provides a $600.0 million unsecured term credit facility (the “Term Loan Facility”). The Company drew the full amount of the Term Loan Facility on April 28, 2023. The Term Loan Facility matures and all indebtedness thereunder is due and payable on April 21, 2025. The Term Loan Facility is available as a single advance in US dollars through SOFR and base rate advances, priced at the applicable rate plus a margin that ranges from 0.00% to 2.00%, depending on the Company’s credit rating.

14.LONG-TERM DEBT (Continued)

On February 12, 2024, the Company and the lenders under the Term Loan Facility amended the Term Loan Facility in connection with the Company’s entry into the New Credit Facility to, among other things, release the subsidiary guarantees previously provided to the lenders under the facility (Note 29).

2020 Notes

On April 7, 2020, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the “2020 Notes”) with a weighted average maturity of 11 years and weighted average yield of 2.83%.

The following table sets out details of the individual series of the 2020 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes

On April 5, 2018, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2018 Notes”).

The following table sets out details of the individual series of the 2018 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes

On June 29, 2017, the Company closed a $300.0 million private placement of guaranteed senior unsecured notes (the “2017 Notes”).

The following table sets out details of the individual series of the 2017 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes

On June 30, 2016, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2016 Notes”). On June 30, 2023, the Company repaid $100.0 million of the Series A 4.54% Notes at maturity.

14.LONG-TERM DEBT (Continued)

The following table sets out details of the remaining series of the 2016 Notes:

	Principal	Interest Rate	Maturity Date
Series B	$200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$250,000

2015 Note

On September 30, 2015, the Company closed a private placement of a $50.0 million guaranteed senior unsecured note (the “2015 Note”) with a September 30, 2025 maturity date and a yield of 4.15%.

2012 Notes

On July 24, 2012, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the “2012 Notes “) and, together with the 2020 Notes, 2018 Notes, the 2017 Notes, the 2016 Notes and the 2015 Note, the “Notes”). The 2012 Notes consisted of a $100.0 million tranche of 4.87% notes due July 25, 2022 and a $100.0 million tranche of 5.02% notes due July 23, 2024.

On July 25, 2022, the Company repaid $100.0 million of the 2012 Series A 4.87% Notes at maturity. As at December 31, 2023, $100.0 million of the 2012 Series B 5.02% Notes remained outstanding with a maturity date of July 23, 2024.

Covenants

Payment and performance of Agnico Eagle’s obligations under the Old Credit Facility, Term Loan Facility, and the Notes were guaranteed by each of its material subsidiaries and certain of its other subsidiaries (the ”Guarantors”). However, in connection with the Company’s entry into the New Credit Facility on February 12, 2024, the subsidiary guarantees provided in connection with the Term Loan Facility and the Notes were released.

Each of the Old Credit Facility and the New Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

The covenants in the Term Loan Facility were amended such that they limit the actions of the Company in the same manner and to the same extent as the limitations under the New Credit Facility.

The note purchase agreements pursuant to which the Notes were issued (the ”Note Purchase Agreements”) contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

The New Credit Facility, Term Loan Facility and Note Purchase Agreements also require the Company to maintain a total net debt to capitalization ratio below a specified maximum value and the Note Purchase Agreements (other than the 2018 and 2020 Notes) require the Company to maintain a minimum tangible net worth.

The Company was in compliance with all covenants contained in the Old Credit Facility, Term Loan Facility and Note Purchase Agreements throughout the years-ended and as at December 31, 2023 and 2022.

14.LONG-TERM DEBT (Continued)

Finance Costs

Total finance costs consist of the following:

	Year Ended December 31,
	2023	2022
Interest on Notes	$57,192	$64,481
Interest on Term Loan Facility	26,273	—
Interest on Old Credit Facility	10,928	536
Old Credit Facility fees	6,374	3,859
Amortization of credit and term loan financing and note issuance costs	3,290	3,042
Accretion expense on reclamation provisions	32,906	15,951
Interest on lease obligations and other interest expense (income)	(3,699)	(1,290)
Interest capitalized to assets under construction	(3,177)	(3,644)
Total finance costs	$130,087	$82,935

Borrowing costs were capitalized to assets under construction during the year ended December 31, 2023 at a weighted average capitalization rate of 1.28% (2022 — 1.16%).